PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS
Schedule of Provisions

USDm	2022	2021	2020
Cargo claim provisions	6.5	18.3	18.3
Warranty provisions	0.3	—	—
Balance as of 31 December	6.8	18.3	18.3